INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
As at June 30, 2023 and December 31, 2022, we had the following participation in investments that are recorded using the equity method:

(% of ownership)	2023	2022
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")	15.92%	16.40%
United Freight Carriers LLC ("UFC")	50.00%	50.00%

Following the termination of the pool agreement, in February 2022 our 25% share in CCL was sold for $17.5 thousands.

Movements in equity method investments for the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	SwissMarine	Other	Totals
Balance as of December 31, 2022	51,437	13,963	65,400
Distributions received from associated companies	(7,803)	(9,065)	(16,868)
Loss on disposal of equity method investments	(163)	—	(163)
Share of income	5,322	4,708	10,030
Balance as of June 30, 2023	48,793	9,606	58,399